STATEMENT OF CASH FLOWS (Unaudited) - D Boral A R C Merger Corp [Member]	3 Months Ended
Mar. 31, 2026 USD ($)
Cash flow from operating activities:
Net loss	$ (10,000)
Changes in operating assets and liabilities:
Payment of expenses through related party	10,000
Net cash used in operating activities
Cash flows from investing activities:
Net cash used in investing activities
Cash flow from financing activities:
Net cash provided by financing activities
Net change in cash
Cash at the beginning of the period
Cash at the end of the period